Equity	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Equity
28. Equity
Equity share
capital

Allotted, called up and fully paid	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m
At 1 January 2020 (ordinary shares of 20 340 / 399 p each)	187	52	99	151
Exchange adjustments	–	1	4	5
At 31 December 2020 (ordinary shares of 20 340 / 399 p each)	187	53	103	156
Exchange adjustments	–	–	(2)	(2)
At 31 December 2021 (ordinary shares of 20 340 / 399 p each)	187	53	101	154
Repurchased and cancelled under share repurchase programme	(4)	(1)	–	(1)
Exchange adjustments	–	(6)	(10)	(16)
At 31 December 2022 (ordinary shares of 20 340 / 399 p each)	183	46	91	137
Under the authority given to the Company by shareholders at the AGM held on 6 May 2022 to purchase its own shares, on 9 August 2022 the Company announced a $500m return of funds via a share repurchase programme. In the year ended 31 December 2022, 9.1m shares were repurchased for total consideration of $482m including $2m transaction costs, 4.5m are held as treasury shares and 4.6m were cancelled. The cost of treasury shares and related transaction costs have been deducted from retained earnings. A liability, reflecting outstanding amounts payable under the repurchase plan and associated transaction costs, is recognised within current other payables (see note 19). The share repurchase programme was completed on 31 January 2023.
When approving shareholder returns in 2022 and 2023, the Board first reviewed the Parent Company Financial Statements to confirm availability of sufficient distributable reserves.
The authority to repurchase shares remains valid and, in February 2023, the Board approved a further $750m share buyback programme. A resolution to renew the authority will be put to shareholders at the AGM on 5 May 2023.
The Company no longer has an authorised share capital.

Shares
held by employee share trusts

	Number of shares millions	Carrying value $m	Market value $m
31 December 2022	1.1	37.0	62.8
31 December 2021	0.9	21.7	57.3
31 December 2020	0.1	1.4	3.1
Shares held by employee share trusts includes 0.2m shares held in a nominee account on behalf of participants.
Treasury shares

	Number of shares millions	Nominal value $m
At 1 January 2020	5.7	1.6
Transferred to employee share trusts	(0.6)	(0.2)
At 31 December 2020	5.1	1.4
Transferred to employee share trusts	(1.4)	(0.4)
At 31 December 2021	3.7	1.0
Transferred to employee share trusts	(0.7)	(0.2)
Repurchased under share repurchase programme	4.5	1.1
At 31 December 2022	7.5	1.9

Cash flow hedge reserves

	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m
At 1 January 2020	1	(7)	(6)
Costs of hedging deferred and recognised in other comprehensive income	–	(6)	(6)
Change in fair value of currency swaps recognised in other comprehensive income	(1)	–	(1)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(13)	–	(13)
Deferred tax	4	–	4
Exchange adjustments	(2)	–	(2)
At 31 December 2020	(11)	(13)	(24)
Costs of hedging deferred and recognised in other comprehensive income	–	2	2
Change in fair value of currency swaps recognised in other comprehensive income	(62)	–	(62)
Reclassified from other comprehensive income to profit or loss – included in financial expenses	96	–	96
Deferred tax	(7)	–	(7)
At 31 December 2021	16	(11)	5
Costs of hedging deferred and recognised in other comprehensive income	–	3	3
Change in fair value of currency swaps recognised in other comprehensive income	33	–	33
Reclassified from other comprehensive income to profit or loss – included in financial expenses	(43)	–	(43)
Deferred tax	2	–	2
At 31 December 2022	8	(8)	–
Amounts reclassified from other comprehensive income to financial expenses comprise $14m (2021: $15m, 2020: $9m) net interest payable on the currency swaps and an exchange gain of $57m (2021: $81m loss, 2020: $22m gain) which offsets a corresponding gain or loss on the hedged bonds.